ALLOWANCE FOR IMPAIRMENT LOSSES	12 Months Ended
Dec. 31, 2018
Disclosure of allowance for credit losses [text block] [Abstract]
Disclosure of allowance for credit losses [text block]

18    Allowance for impairment losses

Analysis of movement in the allowance for impairment losses by Stage.

The Group	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
In respect of drawn balances
Balance at 31 December 2017					2,198
Adjustment on adoption of IFRS 9 (note 50)					1,026
Balance at 1 January 2018	590	1,147	1,455	32	3,224
Exchange and other adjustments	1	–	118	–	119

Transfers to Stage 1	304	(299)	(5)		–
Transfers to Stage 2	(46)	85	(39)		–
Transfers to Stage 3	(32)	(131)	163		–
Impact of transfers between stages	(231)	368	324		461
	(5)	23	443		461
Other items charged to the income statement	(59)	(76)	686	–	551
Charge to the income statement (note 11)	(64)	(53)	1,129	–	1,012
Advances written off			(1,579)	–	(1,579)
Disposal of businesses[1]	(8)	(102)	(183)	–	(293)
Recoveries of advances written off in previous years			552	27	579
Discount unwind			(58)	19	(39)
At 31 December 2018	519	992	1,434	78	3,023

In respect of undrawn balances
Balance at 31 December 2017					30
Adjustment on adoption of IFRS 9 (note 50)					243
Balance at 1 January 2018	147	126	–	–	273
Exchange and other adjustments	(6)	(15)	10	–	(11)

Transfers to Stage 1	28	(28)	–		–
Transfers to Stage 2	(6)	6	–		–
Transfers to Stage 3	(2)	(5)	7		–
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(15)	(43)	(6)	–	(64)
Charge to the income statement	(20)	(48)	(4)	–	(72)
At 31 December 2018	121	63	6	–	190
Total	640	1,055	1,440	78	3,213

In respect of:

Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	518	992	1,432	78	3,020
Debt securities	–	–	2	–	2
Financial assets at amortised cost	519	992	1,434	78	3,023
Provisions in relation to loan commitments and financial guarantees	121	63	6	–	190
Total	640	1,055	1,440	78	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	–	1

1	Reflects the transfer of assets to Lloyds Bank Corporate Markets plc and the sale of the Group’s Irish mortgage portfolio.

The Group income statement charge comprises:

£m
Drawn balances	1,012
Undrawn balances	(72)
Financial assets at fair value through other comprehensive income	(14)
Total	926

The Bank	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
In respect of drawn balances
Balance at 31 December 2017				1,111
Adjustment on adoption of IFRS 9 (note 50)				517
Balance at 1 January 2018	326	541	761	1,628
Exchange and other adjustments	8	–	42	50

Transfers to Stage 1	138	(136)	(2)	–
Transfers to Stage 2	(22)	43	(21)	–
Transfers to Stage 3	(19)	(74)	93	–
Impact of transfers between stages	(116)	172	156	212
	(19)	5	226	212
Other items charged to the income statement	(54)	(44)	439	341
Charge to the income statement	(73)	(39)	665	553
Advances written off			(805)	(805)
Disposal of businesses[1]	(6)	–	(4)	(10)
Recoveries of advances written off in previous years			197	197
Discount unwind			(33)	(33)
At 31 December 2018	255	502	823	1,580

In respect of undrawn balances
Balance at 31 December 2017				18
Adjustment on adoption of IFRS 9 (note 50)				106
Balance at 1 January 2018	70	54	–	124
Exchange and other adjustments	1	(9)	6	(2)

Transfers to Stage 1	12	(12)	–	–
Transfers to Stage 2	(3)	3	–	–
Transfers to Stage 3	(1)	(2)	3	–
Impact of transfers between stages	(11)	10	(3)	(4)
	(3)	(1)	–	(4)
Other items charged to the income statement	(27)	(12)	(3)	(42)
Charge to the income statement	(30)	(13)	(3)	(46)
At 31 December 2018	41	32	3	76
Total	296	534	826	1,656

In respect of:
Loans and advances to banks	1	–	–	1
Loans and advances to customers	209	502	823	1,534
Due from fellow Lloyds Banking Group undertakings	45	–	–	45
Financial assets at amortised cost	255	502	823	1,580
Provisions in relation to loan commitments and financial guarantees	41	32	3	76
Total	296	534	826	1,656
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	1

1	Reflects the transfer of assets to Lloyds Bank Corporate Markets plc.

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable. As assets are transferred between stages, the resulting change in expected credit loss of £461 million for the Group and £212 million for the Bank for drawn balances, and £8 million for the Group and £4 million for the Bank for undrawn balances, is presented separately as Impacts of transfers between stages, in the stage in which the expected credit loss is recognised at the end of the reporting period.

Net increase and decrease in balances comprise the movements in the expected credit loss as a result of new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off. Consequently, recoveries on assets previously written-off also occur in Stage 3 only.

For the year ended 31 December 2017

The Group	Loans and advances to customers £m	Debt securities £m	Total £m
At 1 January 2017	2,412	76	2,488
Exchange and other adjustments	127	(23)	104
Advances written off	(1,499)	(44)	(1,543)
Recoveries of advances written off in previous years	482	–	482
Unwinding of discount	(23)	–	(23)
Charge (release) to the income statement (note 11)	696	(6)	690
At 31 December 2017	2,195	3	2,198

The Bank	Loans and advances to customers £m
At 1 January 2017	1,036
Exchange and other adjustments	122
Advances written off	(645)
Recoveries of advances written off in previous years	170
Unwinding of discount	(37)
Charge (release) to the income statement	465
At 31 December 2017	1,111

Of the total allowance in respect of loans and advances to customers at 31 December 2017 of £1,767 million for the Group and £846 million for the Bank related to lending that had been determined to be impaired (either individually or on a collective basis) at that reporting date.

Of the total allowance in respect of loans and advances to customers at 31 December 2017 of £1,201 million for the Group and £556 million for the Bank was assessed on a collective basis.